Income Taxes - Reconciliation of the Statutory Rate (Details) - Tradeweb Markets LLC	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the statutory tax rate
U.S. federal tax at statutory rate			21.00%
Successor
Reconciliation of the statutory tax rate
U.S. federal tax at statutory rate	21.00%
State and local taxes - net of federal benefit	4.70%
Foreign taxes	3.70%
Tax Cuts and Jobs Act provisional tax charge	0.00%
LLC flow-through structure	(19.00%)
Effective tax rate	10.40%
Predecessor
Reconciliation of the statutory tax rate
U.S. federal tax at statutory rate		21.00%		35.00%	35.00%
State and local taxes - net of federal benefit		5.10%		2.80%	1.60%
Foreign taxes		2.50%		3.10%	3.10%
Tax Cuts and Jobs Act provisional tax charge		0.00%		2.20%	0.00%
LLC flow-through structure		(20.20%)		(36.30%)	(40.50%)
Effective tax rate		8.40%		6.80%	(0.80%)